Consolidated Statements of Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net sales	¥ 3,800,271	¥ 3,727,252	¥ 3,731,380
Cost of sales (Notes 5, 8, 11 and 18)	1,865,887	1,865,780	1,932,959
Gross profit	1,934,384	1,861,472	1,798,421
Operating expenses (Notes 1, 5, 8, 11, 15 and 18):
Selling, general and administrative expenses	1,250,674	1,189,004	1,154,820
Research and development expenses	328,500	308,979	306,324
Operating Expenses, Total	1,579,174	1,497,983	1,461,144
Operating profit	355,210	363,489	337,277
Other income (deductions):
Interest and dividend income	5,501	7,906	6,579
Interest expense	(584)	(500)	(550)
Other, net (Notes 1, 2 and 17)	(12,689)	12,344	4,298
Nonoperating Income (Expense), Total	(7,772)	19,750	10,327
Income before income taxes	347,438	383,239	347,604
Income taxes (Note 12)	116,105	118,000	108,088
Consolidated net income	231,333	265,239	239,516
Less: Net income attributable to noncontrolling interests	11,124	10,442	9,033
Net income attributable to Canon Inc.	¥ 220,209	¥ 254,797	¥ 230,483
Net income attributable to Canon Inc. shareholders per share (Note 16):
Basic	¥ 201.65	¥ 229.03	¥ 200.78
Diluted	201.65	229.03	200.78
Cash dividends per share	¥ 150.00	¥ 150.00	¥ 130.00